Consolidated Statement of Profit or Loss and Other Comprehensive Loss ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2024 INR (₨) ₨ / shares	Mar. 31, 2023 INR (₨) ₨ / shares	Mar. 31, 2022 INR (₨) ₨ / shares
Revenue
Rendering of services	$ 43,002	₨ 3,583,798	₨ 3,405,548	₨ 1,817,392
Other revenue	7,273	606,099	421,717	171,984
Total revenue	50,275	4,189,897	3,827,265	1,989,376
Other income	1,228	102,362	152,520	158,648
Service cost	10,392	866,039	669,098	159,284
Personnel expenses	16,177	1,348,215	1,148,434	1,021,881
Marketing and sales promotion expenses	5,519	459,935	336,472	124,147
Other operating expenses	18,951	1,579,352	1,554,963	893,313
Depreciation and amortization	2,370	197,527	190,152	308,153
Impairment of loan to joint venture			1,000	72,719
Results from operations	(1,906)	(158,809)	79,666	(431,473)
Share of loss of joint venture				41,616
Finance income	2,048	170,714	28,944	47,816
Finance cost	(3,444)	(286,998)	(326,399)	(100,453)
Listing and related expenses	(651)	(54,238)	(23,591)	(55,818)
Change in fair value of warrants gain				32,756
Loss before taxes	(3,953)	(329,331)	(241,380)	(465,556)
Tax expense	(446)	(37,174)	(46,788)	(16,906)
Loss for the period	(4,399)	(366,505)	(288,168)	(482,462)
Items not to be reclassified to profit or loss in subsequent periods (net of taxes)
Remeasurement (loss)/gain on defined benefit plan	(71)	(6,006)	(10,713)	(247)
Items that are or may be reclassified subsequently to profit or loss (net of taxes)
Foreign currency translation differences loss	(179)	(15,027)	1,245	(5,640)
Other comprehensive loss for the period, net of tax	(250)	(21,033)	(9,468)	(5,887)
Total comprehensive loss for the period, net of tax	(4,649)	(387,538)	(297,636)	(488,349)
Loss attributable to:
Owners of the Parent Company	(4,212)	(350,943)	(289,243)	(477,850)
Non-controlling interest	(187)	(15,562)	1,075	(4,612)
Total comprehensive loss attributable to:
Owners of the Parent Company	(4,437)	(369,860)	(298,563)	(483,733)
Non-controlling interest	(212)	(17,678)	927	(4,616)
Total comprehensive loss for the period	$ (4,649)	₨ (387,538)	₨ (297,636)	₨ (488,349)
Loss per share
Basic | (per share)	$ (0.07)	₨ (5.60)	₨ (4.59)	₨ (7.66)
Diluted | (per share)	$ (0.07)	₨ (5.60)	₨ (4.59)	₨ (7.66)